Long-term Investments- Equity Method Investments (Details) ¥ in Thousands, $ in Thousands			9 Months Ended	12 Months Ended	21 Months Ended
	Jan. 30, 2019 CNY (¥)	Sep. 11, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2021 USD ($)
Long Term Investments, Disclosure [Line Items]
Cash consideration	¥ 98,000	¥ 98,000
Equity method investment			¥ 0		¥ 0
Impairment of equity method investments			0	¥ 0	¥ 0
Beijing Judianchuxing Technology Limited
Long Term Investments, Disclosure [Line Items]
Equity method ownership percent		49.00%
Changzhou Huixiang
Long Term Investments, Disclosure [Line Items]
Equity method ownership percent	49.00%					49.00%
Equity method investment | $						$ 73,500
Suzhou Huichuan United Power System Co., Ltd
Long Term Investments, Disclosure [Line Items]
Equity method ownership percent						51.00%
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Long Term Investments, Disclosure [Line Items]
Cash consideration			¥ 30,000
Beijing Judianchuxing Technology Limited
Long Term Investments, Disclosure [Line Items]
Ownership percent		51.00%